Other (expense) income - Narrative (Details) - CAD ($)		3 Months Ended		6 Months Ended
	Mar. 01, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Equity gain (loss) from investments in associates and joint ventures		$ (42,000,000)	$ (14,000,000)	$ (42,000,000)	$ (14,000,000)
Equity gain (loss) from investments in subsidiaries		14,000,000		14,000,000
Net earnings		654,000,000	734,000,000	1,588,000,000	1,421,000,000
Createch
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of subsidiary	$ 54,000,000
Gains on sale of investments				39,000,000
Tax expense on gain of invesments		$ 2,000,000		2,000,000
Revenue			17,000,000	10,000,000	34,000,000
Net earnings			$ 1,000,000	$ 0	$ 1,000,000